3. Loans	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Loans

(3)	Loans

Major classifications of loans at December 31, 2012 and 2011 are summarized as follows:

(Dollars in thousands)
	December 31, 2012	December 31, 2011
Real estate loans
Construction and land development	$73,176	93,812
Single-family residential	195,003	212,993
Single-family residential -
Banco de la Gente stated income	52,019	54,058
Commercial	200,633	214,415
Multifamily and farmland	8,951	4,793
Total real estate loans	529,782	580,071

Commercial loans (not secured by real estate)	64,295	60,646
Farm loans (not secured by real estate)	11	-
Consumer loans (not secured by real estate)	10,148	10,490
All other loans (not secured by real estate)	15,738	19,290

Total loans	619,974	670,497

Less allowance for loan losses	14,423	16,604

Total net loans	$605,551	653,893

The Bank grants loans and extensions of credit primarily within the Catawba Valley region of North Carolina, which encompasses Catawba, Alexander, Iredell and Lincoln counties and also in Mecklenburg, Union and Wake counties of North Carolina.  Although the Bank has a diversified loan portfolio, a substantial portion of the loan portfolio is collateralized by improved and unimproved real estate, the value of which is dependent upon the real estate market.  Risk characteristics of the major components of the Bank’s loan portfolio are discussed below:

•	Construction and land development loans – The risk of loss is largely dependent on the initial estimate of whether the property’s value at completion equals or exceeds the cost of property construction and the availability of take-out financing. During the construction phase, a number of factors can result in delays or cost overruns. If the estimate is inaccurate or if actual construction costs exceed estimates, the value of the property securing our loan may be insufficient to ensure full repayment when completed through a permanent loan, sale of the property, or by seizure of collateral. As of December 31, 2012, construction and land development loans comprised approximately 12% of the Bank’s total loan portfolio.

•	Single-family residential loans – Declining home sales volumes, decreased real estate values and higher than normal levels of unemployment could contribute to losses on these loans. As of December 31, 2012, single-family residential loans comprised approximately 40% of the Bank’s total loan portfolio, including Banco de la Gente single-family residential stated income loans amounting to approximately 8% of the Bank’s total loan portfolio.

•	Commercial real estate loans – Repayment is dependent on income being generated in amounts sufficient to cover operating expenses and debt service. These loans also involve greater risk because they are generally not fully amortizing over a loan period, but rather have a balloon payment due at maturity. A borrower’s ability to make a balloon payment typically will depend on being able to either refinance the loan or timely sell the underlying property. As of December 31, 2012, commercial real estate loans comprised approximately 32% of the Bank’s total loan portfolio.

•	Commercial loans – Repayment is generally dependent upon the successful operation of the borrower’s business. In addition, the collateral securing the loans may depreciate over time, be difficult to appraise, be illiquid, or fluctuate in value based on the success of the business. As of December 31, 2012, commercial loans comprised approximately 10% of the Bank’s total loan portfolio.

Loans are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Loans are placed on non-accrual status when, in management’s opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provisions. Loans may be placed on non-accrual status regardless of whether or not such loans are considered past due. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

The following tables present an age analysis of past due loans, by loan type, as of December 31, 2012 and 2011:

December 31, 2012
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans
Construction and land development	$1,280	6,858	8,138	65,038	73,176	-
Single-family residential	4,316	1,548	5,864	189,139	195,003	-
Single-family residential -
Banco de la Gente stated income	11,077	3,659	14,736	37,283	52,019	2,378
Commercial	1,720	1,170	2,890	197,743	200,633	-
Multifamily and farmland	7	-	7	8,944	8,951	-
Total real estate loans	18,400	13,235	31,635	498,147	529,782	2,378

Commercial loans (not secured by real estate)	888	66	954	63,341	64,295	23
Farm loans (not secured by real estate)	-	-	-	11	11	-
Consumer loans (not secured by real estate)	250	10	260	9,888	10,148	2
All other loans (not secured by real estate)	-	-	-	15,738	15,738	-
Total loans	$19,538	13,311	32,849	587,125	619,974	2,403

December 31, 2011
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans
Construction and land development	$10,033	3,338	13,371	80,441	93,812	-
Single-family residential	4,612	1,434	6,046	206,947	212,993	107
Single-family residential -
Banco de la Gente stated income	11,924	4,755	16,679	37,379	54,058	2,602
Commercial	1,002	958	1,960	212,455	214,415	-
Multifamily and farmland	13	-	13	4,780	4,793	-
Total real estate loans	27,584	10,485	38,069	542,002	580,071	2,709

Commercial loans (not secured by real estate)	576	9	585	60,061	60,646	-
Consumer loans (not secured by real estate)	116	36	152	10,338	10,490	-
All other loans (not secured by real estate)	-	-	-	19,290	19,290	-
Total loans	$28,276	10,530	38,806	631,691	670,497	2,709

The following tables present the Bank’s non-accrual loans as of December 31, 2012 and 2011:

(Dollars in thousands)
	December 31, 2012	December 31, 2011
Real estate loans
Construction and land development	$9,253	13,257
Single-family residential	2,491	2,380
Single-family residential -
Banco de la Gente stated income	2,232	3,142
Commercial	3,263	2,451
Total real estate loans	17,239	21,230

Commercial loans (not secured by real estate)	344	403
Consumer loans (not secured by real estate)	47	152
Total	$17,630	21,785

At each reporting period, the Bank determines which loans are impaired.  Accordingly, the Bank’s impaired loans are reported at their estimated fair value on a non-recurring basis.  An allowance for each impaired loan that is collateral-dependent is calculated based on the fair value of its collateral.  The fair value of the collateral is based on appraisals performed by REAS, a subsidiary of the Bank.  REAS is staffed by certified appraisers that also perform appraisals for other companies.  Factors including the assumptions and techniques utilized by the appraiser are considered by management.  If the recorded investment in the impaired loan exceeds the measure of fair value of the collateral, a valuation allowance is recorded as a component of the allowance for loan losses.  An allowance for each impaired loan that is non-collateral dependent is calculated based on the present value of projected cash flows.  If the recorded investment in the impaired loan exceeds the present value of projected cash flows, a valuation allowance is recorded as a component of the allowance for loan losses.  Impaired loans under $250,000 are not individually evaluated for impairment, with the exception of the Bank’s troubled debt restructured (“TDR”) loans in the residential mortgage loan portfolio, which are individually evaluated for impairment.  Accruing impaired loans were $30.6 million at December 31, 2012 and 2011.  Interest income recognized on accruing impaired loans was $1.5 million and $1.7 million for the years ended December 31, 2012 and 2011, respectively.  No interest income is recognized on non-accrual impaired loans subsequent to their classification as non-accrual.

The following tables present the Bank’s impaired loans as of December 31, 2012 and 2011:

December 31, 2012
(Dollars in thousands)
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans
Real estate loans
Construction and land development	$17,738	11,795	680	12,475	61	12,810
Single-family residential	9,099	766	7,799	8,565	177	7,590
Single-family residential -
Banco de la Gente stated income	21,806	-	21,000	21,000	1,278	21,158
Commercial	5,830	4,569	467	5,036	6	5,433
Multifamily and farmland	193	-	193	193	1	200
Total impaired real estate loans	54,666	17,130	30,139	47,269	1,523	47,191

Commercial loans (not secured by real estate)	983	347	592	939	12	1,125
Consumer loans (not secured by real estate)	68	-	66	66	1	41
Total impaired loans	$55,717	17,477	30,797	48,274	1,536	48,357

December 31, 2011
(Dollars in thousands)
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans
Real estate loans
Construction and land development	$28,721	14,484	6,098	20,582	3,264	17,848
Single-family residential	6,361	969	5,117	6,086	131	6,324
Single-family residential -
Banco de la Gente stated income	20,021	-	19,602	19,602	1,296	18,778
Commercial	7,717	3,845	3,139	6,984	77	4,518
Multifamily and farmland	209	-	209	209	1	214
Total impaired real estate loans	63,029	19,298	34,165	53,463	4,769	47,682

Commercial loans (not secured by real estate)	1,111	-	1,083	1,083	26	1,485
Consumer loans (not secured by real estate)	157	-	152	152	2	140
Total impaired loans	$64,297	19,298	35,400	54,698	4,797	49,307

The Bank’s December 31, 2012 and 2011 fair value measurements for impaired loans and other real estate on a non-recurring basis are presented below.  The fair value measurement process uses certified appraisals and other market-based information; however, in many cases, it also requires significant input based on management’s knowledge of and judgment about current market conditions, specific issues relating to the collateral, and other matters.  As a result, all fair value measurements for impaired loans and other real estate are considered Level 3.

(Dollars in thousands)
	Fair Value Measurements December 31, 2012	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation	Total Gains/(Losses) for the Year Ended December 31, 2012
Impaired loans	$46,738	-	-	46,738	(7,986)
Other real estate	$6,254	-	-	6,254	(1,136)

(Dollars in thousands)
	Fair Value Measurements December 31, 2011	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation	Total Gains/(Losses) for the Year Ended December 31, 2011
Impaired loans	$49,901	-	-	49,901	(11,864)
Other real estate	$7,576	-	-	7,576	(1,322)

Changes in the allowance for loan losses for the year ended December 31, 2012 were as follows:

Year ended December 31, 2012
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$7,182	3,253	2,104	1,731	13	1,029	-	255	1,037	16,604
Charge-offs	(4,728)	(886)	(668)	(937)	-	(555)	-	(557)	-	(8,331)
Recoveries	528	72	-	374	-	104	-	148	-	1,226
Provision	1,417	792	562	881	15	510	-	399	348	4,924
Ending balance	$4,399	3,231	1,998	2,049	28	1,088	-	245	1,385	14,423

Ending balance: individually
evaluated for impairment	$24	84	1,254	-	-	-	-	-	-	1,362
Ending balance: collectively
evaluated for impairment	4,375	3,147	744	2,049	28	1,088	-	245	1,385	13,061
Ending balance	$4,399	3,231	1,998	2,049	28	1,088	-	245	1,385	14,423

Loans:
Ending balance	$73,176	195,003	52,019	200,633	8,951	64,295	11	25,886	-	619,974

Ending balance: individually
evaluated for impairment	$11,961	3,885	20,024	4,569	-	346	-	-	-	40,785
Ending balance: collectively
evaluated for impairment	$61,215	191,118	31,995	196,064	8,951	63,949	11	25,886	-	579,189

Changes in the allowance for loan losses for the year ended December 31, 2011 were as follows:

Year ended December 31, 2011
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$5,774	3,992	2,105	1,409	17	1,174	430	592	15,493
Charge-offs	(7,164)	(2,233)	(692)	(1,271)	-	(314)	(586)	-	(12,260)
Recoveries	241	184	17	24	-	121	152	-	739
Provision	8,331	1,310	674	1,569	(4)	48	259	445	12,632
Ending balance	$7,182	3,253	2,104	1,731	13	1,029	255	1,037	16,604

Ending balance: individually
evaluated for impairment	$1,250	46	1,243	-	-	-	-	-	2,539
Ending balance: collectively
evaluated for impairment	5,932	3,207	861	1,731	13	1,029	255	1,037	14,065
Ending balance	$7,182	3,253	2,104	1,731	13	1,029	255	1,037	16,604

Loans:
Ending balance	$93,812	212,993	54,058	214,415	4,793	60,646	29,780	-	670,497

Ending balance: individually
evaluated for impairment	$20,280	2,352	18,309	3,845	-	-	-	-	44,786
Ending balance: collectively
evaluated for impairment	$73,532	210,641	35,749	210,570	4,793	60,646	29,780	-	625,711

 Changes in the allowance for loan losses for the year ended December 31, 2010 were as follows:

(Dollars in thousands)
2010

Balance at beginning of year	$15,413
Amounts charged off	(16,911)
Recoveries on amounts previously charged off	553
Provision for loan losses	16,438

Balance at end of year	$15,493

The Bank utilizes an internal risk grading matrix to assign a risk grade to each of its loans.  Loans are graded on a scale of 1 to 9.  These risk grades are evaluated on an ongoing basis.  A description of the general characteristics of the nine risk grades is as follows:

•	Risk Grade 1 – Excellent Quality: Loans are well above average quality and a minimal amount of credit risk exists. CD or cash secured loans or properly margined actively traded stock or bond secured loans would fall in this grade.
•	Risk Grade 2 – High Quality: Loans are of good quality with risk levels well within the Company’s range of acceptability. The organization or individual is established with a history of successful performance though somewhat susceptible to economic changes.
•	Risk Grade 3 – Good Quality: Loans of average quality with risk levels within the Company’s range of acceptability but higher than normal. This may be a new organization or an existing organization in a transitional phase (e.g. expansion, acquisition, market change).
•	Risk Grade 4 – Management Attention: These loans have higher risk and servicing needs but still are acceptable. Evidence of marginal performance or deteriorating trends is observed. These are not problem credits presently, but may be in the future if the borrower is unable to change its present course.
•	Risk Grade 5 – Watch: These loans are currently performing satisfactorily, but there has been some recent past due history on repayment and there are potential weaknesses that may, if not corrected, weaken the asset or inadequately protect the Company’s position at some future date.
•	Risk Grade 6 – Substandard: A Substandard loan is inadequately protected by the current sound net worth and paying capacity of the obligor or the collateral pledged (if there is any). There is a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. There is a distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.
•	Risk Grade 7 – Low Substandard: These loans have the general characteristics of a Grade 6 Substandard loan, with heightened potential concerns. The exact amount of loss is not yet known because neither the liquidation value of the collateral nor the borrower’s predicted repayment ability is known with confidence.
•	Risk Grade 8 – Doubtful: Loans classified as Doubtful have all the weaknesses inherent in loans classified Substandard, plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions, and values highly questionable and improbable. Doubtful is a temporary grade where a loss is expected but is presently not quantified with any degree of accuracy. Once the loss position is determined, the amount is charged off.
•	Risk Grade 9 – Loss: Loans classified as Loss are considered uncollectable and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather that it is not practical or desirable to defer writing off this worthless loan even though partial recovery may be realized in the future. Loss is a temporary grade until the appropriate authority is obtained to charge the loan off.

The following tables present the credit risk profile of each loan type based on internally assigned risk grade as of December 31, 2012 and 2011.

December 31, 2012
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

1- Excellent Quality	$11	24,662	-	-	-	672	-	1,239	-	26,584
2- High Quality	4,947	56,829	-	27,511	32	9,260	-	4,122	2,317	105,018
3- Good Quality	24,952	62,018	24,724	114,001	4,975	40,814	11	4,186	13,416	289,097
4- Management Attention	18,891	35,727	11,366	47,603	3,039	11,844	-	392	5	128,867
5- Watch	9,580	9,504	3,597	6,911	712	976	-	134	-	31,414
6- Substandard	14,795	6,263	12,332	4,607	193	729	-	70	-	38,989
7- Low Substandard	-	-	-	-	-	-	-	-	-	-
8- Doubtful	-	-	-	-	-	-	-	-	-	-
9- Loss	-	-	-	-	-	-	-	5	-	5
Total	$73,176	195,003	52,019	200,633	8,951	64,295	11	10,148	15,738	619,974

December 31, 2011
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Consumer	All Other	Total

1- Excellent Quality	$197	25,474	-	-	-	715	1,344	-	27,730
2- High Quality	5,183	64,817	-	25,506	50	8,801	4,070	2,774	111,201
3- Good Quality	27,675	74,824	25,564	136,137	3,448	36,585	4,259	16,509	325,001
4- Management Attention	28,138	35,233	15,020	40,312	358	12,882	429	7	132,379
5- Watch	15,923	6,141	5,626	2,795	728	622	89	-	31,924
6- Substandard	16,696	6,504	7,848	9,665	209	1,041	154	-	42,117
7- Low Substandard	-	-	-	-	-	-	-	-	-
8- Doubtful	-	-	-	-	-	-	-	-	-
9- Loss	-	-	-	-	-	-	145	-	145
Total	$93,812	212,993	54,058	214,415	4,793	60,646	10,490	19,290	670,497

At December 31, 2012, TDR loans amounted to $23.9 million, including $2.0 million in performing TDR loans. Effective March 31, 2012, performing TDR balances reflect current year TDR loans only, in accordance with GAAP.  Previously reported TDR amounts reflect cumulative TDR loans from prior periods in addition to current year TDR loans.  At December 31, 2011, TDR loans were $44.1 million, including $15.1 million in performing TDR loans.   The terms of these loans have been renegotiated to provide a reduction in principal or interest as a result of the deteriorating financial position of the borrower.

The following table presents an analysis of TDR loans by loan type as of December 31, 2012.

December 31, 2012
(Dollars in thousands)
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans
Construction and land development	11	$10,465	6,633
Single-family residential	33	3,014	4,084
Single-family residential -
Banco de la Gente stated income	122	13,459	12,170
Commercial	4	1,457	682
Total real estate TDR loans	170	28,395	23,569

Commercial loans (not secured by real estate)	9	511	368
Consumer loans (not secured by real estate)	1	2	-
Total TDR loans	180	$28,908	23,937

The following table presents an analysis of 2012 loan modifications included in the December 31, 2012 TDR table above.

December 31, 2012
(Dollars in thousands)
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans
Single-family residential	5	$674	673
Single-family residential -
Banco de la Gente stated income	20	2,046	1,992
Total real estate TDR loans	25	2,720	2,665

Commercial loans (not secured by real estate)	1	14	13
Total TDR loans	26	$2,734	2,678

The following table presents an analysis of TDR loans by loan type as of December 31, 2011.

December 31, 2011
(Dollars in thousands)
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans
Construction and land development	29	$19,762	12,840
Single-family residential	48	4,684	5,244
Single-family residential -
Banco de la Gente stated income	193	20,857	19,602
Commercial	15	7,200	5,013
Multifamily and farmland	1	322	209
Total real estate TDR loans	286	52,825	42,908

Commercial loans (not secured by real estate)	21	1,711	1,083
Consumer loans (not secured by real estate)	8	124	142
Total TDR loans	315	$54,660	44,133